Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

9. Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

As of December 31, 2012 and December 31, 2011, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	2012	2011
Borrowings under lines of credit	$117,850	$91,899
Other financial liabilities	-	6,902
Short-term borrowings and other financial liabilities	117,850	98,801
Short-term borrowings from related parties (see Note 3.c.)	3,973	28,013
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$121,823	$126,814

Short-term Borrowings under lines of credit

Short-term borrowings of $117,850 and $91,899 at December 31, 2012 and 2011, respectively, represented amounts borrowed by the Company's subsidiaries under lines of credit with commercial banks. The average interest rates on these borrowings at December 31, 2012 and 2011 were 4.93% and 4.88%, respectively.

Excluding amounts available under the 2012 Credit Agreement (see Note 10 below), at December 31, 2012 and 2011, the Company had $261,825 and $234,005 available under other commercial bank agreements. In some instances, lines of credit are secured by assets of the Company's subsidiary that is party to the agreement or may require the Company's guarantee. In certain circumstances, the subsidiary may be required to meet certain covenants.

Other Financial Liabilities

At December 31, 2012 and 2011, the Company had $0 and $6,902 of other financial liabilities which were mainly related the signing of a 2008 licensing and distribution agreement.

Short-term Borrowings from related parties

From time to time during each of the years presented, the Company received advances under the existing loan agreements with Fresenius SE for those years. During the year ended December 31, 2012, the Company received advances ranging from €8,300 to €196,400 with interest rates ranging from 1.365% to 1.838%. During the year ended December 31, 2011, the Company received advances ranging from €17,900 to €181,900 with interest rates ranging from 1.832% to 2.683%. For further information on short-term borrowings from related party outstanding as of December 31, 2012 and 2011, see Note 3 c. Annual interest expense on these borrowings during the years presented was $1,458, $2,362 and $179 for the years 2012, 2011 and 2010, respectively.